Victory Growth and Tax Strategy Fund Average Annual Total Returns		12 Months Ended	54 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024 [3]	Dec. 31, 2024	Dec. 31, 2024
S&P 500® Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		25.02%		14.53%	13.10%
Bloomberg Municipal Bond Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		1.05%		0.99%	2.25%
Composite Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]	13.04%		7.76%	7.68%
Lipper Composite Index reflects no deduction for taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]	12.86%		7.07%	7.05%
Fund Shares
Prospectus [Line Items]
Average Annual Return, Percent		13.32%		7.09%	7.17%
Fund Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		12.25%		6.75%	6.79%
Fund Shares | After Taxes on Distributions and Sale of Fund Shares[Member]
Prospectus [Line Items]
Average Annual Return, Percent		7.86%		5.67%	5.86%
Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent		13.29%	8.49%
Class A
Prospectus [Line Items]
Average Annual Return, Percent		10.41%	7.63%
Class C
Prospectus [Line Items]
Average Annual Return, Percent		11.11%	7.37%

[1]	The Composite Index is comprised of 50% of the S&P 500 Index and 50% of the Bloomberg Municipal Bond Index.
[2]	The Lipper Composite Index is comprised of 51% of the Lipper General & Insured Municipal Debt Funds Index and 49% of the Lipper Large-Cap Core Funds Index. The unmanaged Lipper General & Insured Municipal Debt Funds Index tracks the total return performance of the funds within this same category. The unmanaged Lipper Large-Cap Core Funds Index tracks the total return performance of the funds within this same category.
[3]	Inception date of Institutional Shares, Class A, and Class C is June 29, 2020.